SCHEDULE OF BASIC AND DILUTED NET (LOSS)/ EARNING PER SHARE (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Weighted average number of ordinary shares outstanding:
Net (loss)/income attributable to SKG’s shareholders	$ (9,745)	$ (2,487,678)	$ (61,694)	$ 323,454	$ (56,011)
Weighted average number of ordinary shares used in calculating loss per share, basic	1	2,660	1,250	1,690	1,135
Weighted average number of ordinary shares used in calculating loss per share, diluted	1	2,660	1,250	1,694	1,135
Denominator for basic net loss per share calculation	$ 1
Denominator for diluted net loss per share calculation	1
Net loss per share, basic	(9,745)	$ (935.22)	$ (49.36)	$ 191.39	$ (49.35)
Net loss per share, diluted	$ (9,745)	$ (935.22)	$ (49.36)	$ 190.94	$ (49.35)